Net Loss per Share - Computation Of Basic And Diluted Net Loss Per Share Attributable To Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss – basic and diluted	$ (4,126)	$ (44,272)	$ (40,501)	$ (130,722)	$ (190,418)	$ (168,710)
Denominator:
Weighted-average common shares outstanding – basic	5,017,370	4,951,921	5,003,200	4,377,535	4,524,226	3,332,819
Weighted-average common shares outstanding – diluted	5,017,370	4,951,921	5,003,200	4,377,535	4,524,226	3,332,819
Net loss per share – basic	$ (0.82)	$ (8.94)	$ (8.1)	$ (29.86)	$ (42.09)	$ (50.6)
Net loss per share – diluted	$ (0.82)	$ (8.94)	$ (8.1)	$ (29.86)	$ (42.09)	$ (50.6)